FORWARD PURCHASE AGREEMENT (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FORWARD PURCHASE AGREEMENT
NOTE 6 – FORWARD PURCHASE AGREEMENT
On November 28, 2023, PACI, the Company (PACI is referred to as the counterparty prior to the closing while the Company is referred to as the counterparty after the closing) and Vellar Opportunities Fund Master, Ltd. (“Seller”), entered into an agreement (the “Forward Purchase Agreement”) for an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction”).
Pursuant to the terms of the Forward Purchase Agreement, the Seller intends, but is not obligated, to purchase prior to the closing up to 2.0 million shares (the “Maximum Number of Shares”) of the Company from third parties through a broker in the open market. The Number of Shares subject to a Forward Purchase Agreement is subject to reduction following a termination of the Forward Purchase Agreement with respect to such shares as described under “Optional Early Termination” in the respective Forward Purchase Agreement.
The Forward Purchase Agreement provides that the Seller will be paid directly an aggregate cash amount (the “Prepayment Amount”) equal to the product of (i) the number of shares as set forth in the pricing date notice and (ii) the redemption price paid by the Company on the closing date to holders of its common stock who exercised their redemption rights in connection with the business combination (the “Initial Price”).
From time to time and on any date following the business combination, the seller may, in its absolute discretion, terminate the Forward Purchase Agreement in whole or in part by providing written notice to the Counterparty that specifies the quantity by which the number of shares shall be reduced.
The valuation date (the “Valuation Date”) for the Forward Purchase Agreement will be the earliest to occur of (a) the date that is 24 months after the closing date, (b) the date specified by seller in a written notice to be delivered to the counterparty at seller’s discretion (which Valuation Date shall not be earlier than the day such notice is effective) after the occurrence of any of (w) a VWAP (“Volume Weighted Average Price”) trigger event (defined when the VWAP price, for any twenty trading days during a thirty consecutive trading-day period, is below $1.00 per share) (x) a delisting event, or (y) a registration failure and (c) the date specified by Seller in a written notice to be delivered to Counterparty at Seller’s sole discretion.
On the Cash Settlement Payment Date, which is the 70th trading day immediately following the Maturity Date, Seller shall pay the Company a cash amount equal to (1) the number of shares as of the valuation date multiplied by (2) the closing price of the Shares on the business day immediately preceding the valuation date.
In all other cases, the Seller shall pay the Company a cash amount equal to (1) the number of shares as of the valuation date multiplied by the VWAP Price over the valuation period less (2) the settlement amount adjustment.
NOTE 6 – FORWARD PURCHASE AGREEMENT (CONTINUED)
The settlement amount adjustment is equal to the product of (1) (a) the maximum number of Shares less (b) any terminated shares as of the valuation date, multiplied by (2) $1.50.
During the year ended December 31, 2023, the Company paid an aggregate amount of $18.9 million. The Company collected $2.4 million in December 2023, and recognized a loss on the change in fair value of the forward purchase agreement in the aggregated amount of $13.4 million, which was reported in other expenses in the consolidated statement of operations for the year ended December 31, 2023. In the three months ended March 31, 2024, the Company recognized a loss on the change in fair value of $227 thousand reported in other expenses in the consolidated statement of operations.

NOTE 8 – FORWARD PURCHASE AGREEMENT
On November 28, 2023, PACI, the Company (PACI is referred to as the counterparty prior to the closing while the Company is referred to as the counterparty after the closing) and Vellar Opportunities Fund Master, Ltd. (“Seller”), entered into an agreement (the “Forward Purchase Agreement”) for an OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction”).
Pursuant to the terms of the Forward Purchase Agreement, the Seller intends, but is not obligated, to purchase prior to the closing up to 2.0 million shares (the “Maximum Number of Shares”) of the Company from third parties through a broker in the open market. The Number of Shares subject to a Forward Purchase Agreement is subject to reduction following a termination of the Forward Purchase Agreement with respect to such shares as described under “Optional Early Termination” in the respective Forward Purchase Agreement.
The Forward Purchase Agreement provides that the Seller will be paid directly an aggregate cash amount (the “Prepayment Amount”) equal to the product of (i) the number of shares as set forth in the pricing date notice and (ii) the redemption price paid by the Company on the closing date to holders of its common stock who exercised their redemption rights in connection with the business combination (the “Initial Price”).
From time to time and on any date following the business combination, the seller may, in its absolute discretion, terminate the Forward Purchase Agreement in whole or in part by providing written notice to the Counterparty that specifies the quantity by which the number of shares shall be reduced.
The valuation date (the “Valuation Date”) for the Forward Purchase Agreement will be the earliest to occur of (a) the date that is 24 months after the closing date, (b) the date specified by seller in a written notice to be delivered to the counterparty at seller’s discretion (which Valuation Date shall not be earlier than the day such notice is effective) after the occurrence of any of (w) a VWAP (“Volume Weighted Average Price”) trigger event (defined when the VWAP price, for any twenty trading days during a thirty consecutive trading-day period, is below $1.00 per share) (x) a delisting event, or (y) a registration failure and (c) the date specified by Seller in a written notice to be delivered to Counterparty at Seller’s sole discretion.
On the Cash Settlement Payment Date, which is the 70th trading day immediately following the Maturity Date, Seller shall pay the Company a cash amount equal to (1) the number of shares as of the valuation date multiplied by (2) the closing price of the Shares on the business day immediately preceding the valuation date.
In all other cases, the Seller shall pay the Company a cash amount equal to (1) the number of shares as of the valuation date multiplied by the VWAP Price over the valuation period less (2) the settlement amount adjustment.
The settlement amount adjustment is equal to the product of (1) (a) the maximum number of Shares less (b) any terminated shares as of the valuation date, multiplied by (2) $1.50.
During the year ended December 31, 2023, the Company paid an aggregate amount of approximately $18.9 million. The Company collected $2.4 million in December 2023, and recognized a loss on the change in fair value of the forward purchase agreement in the aggregated amount of $13.4 million, which was reported in other expenses in the consolidated statement of operations for the year ended December 31, 2023.